PROSPECTUS


                                February 15, 2003
                         (As amended February 21, 2003)


                      BROWN ADVISORY SMALL-CAP GROWTH FUND

                              INSTITUTIONAL SHARES
                                 A AND B SHARES

                        BROWN ADVISORY GROWTH EQUITY FUND

                              INSTITUTIONAL SHARES
                                    A SHARES

  EACH FUND SEEKS CAPITAL APPRECIATION BY INVESTING PRIMARILY IN COMMON STOCK.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED EITHER
  FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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     [B]
                                                               TABLE OF CONTENTS
BROWN ADVISORY


RISK/RETURN SUMMARY                                                            2

     Brown Advisory Small-Cap Growth Fund                                      2
         Investment Objective                                                  2
         Principal Investment Strategy                                         2
         The Adviser's Processes - Purchasing Portfolio Securities             3
         The Adviser's Processes - Selling Portfolio Securities                3
         Temporary Defensive Position                                          3
     Brown Advisory Growth Equity Fund                                         3
         Investment Objective                                                  3
         Principal Investment Strategy                                         3
         The Adviser's Processes - Purchasing Portfolio Securities             4
         The Adviser's Processes - Selling Portfolio Securities                4
         Temporary Defensive Position                                          4
     Principal Risks of Investing in the Funds                                 5
     Who May Want to Invest in the Funds                                       6


PERFORMANCE INFORMATION                                                        8

FEE TABLES                                                                    12

MANAGEMENT                                                                    16

YOUR ACCOUNT                                                                  19

     How to Contact the Funds                                                 19
     General Information                                                      19
     Buying Shares                                                            20
     Selling Shares                                                           24
     Choosing a Share Class                                                   28
     Exchange Privileges                                                      31
     Retirement Accounts                                                      33

OTHER INFORMATION                                                             35

FINANCIAL HIGHLIGHTS                                                          37



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                                                                       [B]
RISK/RETURN SUMMARY
                                                                  BROWN ADVISORY

[Margin Callout: CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes a review of a company's balance sheet and income statement, asset history, earnings history, product or service development and management productivity.

PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/SALES RATIO means the amount an investor is willing to pay for a dollar of revenue.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.

PRICE/BOOK RATIO means the price of a stock divided by the company's book value per share.]

This Prospectus offers Institutional Shares, A Shares and B Shares of Brown Advisory Small-Cap Growth Fund and Institutional Shares and A Shares of Brown Advisory Growth Equity Fund. Institutional Shares are designed for institutional investors and A and B Shares are designed for retail investors.

Shares of Brown Advisory Small-Cap Growth Fund issued and outstanding as of July 17, 2002 and shares of Brown Advisory Growth Equity Fund issued and outstanding as of February 11, 2003 were redesignated as Institutional Shares.

BROWN ADVISORY SMALL-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.

PRINCIPAL INVESTMENT STRATEGY


The Fund invests at least 80% of its net assets (including borrowings for investments) in the common stock of small domestic growth companies ("80% Policy"). Growth companies are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. Small companies are those companies whose market capitalizations are less than $1.5 billion. If 80% of the Fund's net assets (including borrowings for investments) are not invested in small, domestic growth companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to small domestic growth companies.


The Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES Brown Investment Advisory Incorporated (the "Adviser") starts by identifying a universe of small companies. From these companies, the Adviser selects those with the potential to grow earnings 20% or more annually and a market capitalization of less than $1.5 billion. The Adviser then performs a


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BROWN ADVISORY

fundamental analysis of these companies. The Adviser uses the data to identify companies that have:

     o Significant business opportunities relative to their operating history and size
     o    Proprietary products, services or distribution systems
     o    Management with a plan that the Adviser can understand and monitor
     o    Attractively priced stocks compared to their growth potential

The Adviser plans to invest in these companies early in their life cycle and to hold the investments for the long-term if they continue to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest, without limitation, in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. While investing for temporary defensive purposes, the Fund may not achieve its investment objective.

BROWN ADVISORY GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation by primarily investing in equity securities.


                                                                               3
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                                                                       [B]

                                                                  BROWN ADVISORY

PRINCIPAL INVESTMENT STRATEGY

The Fund invests at least 80% of its net assets (including borrowings for investments) in the common stock of domestic companies ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy.

The Fund primarily invests in domestic companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund also primarily invests in large companies whose market capitalization is $2.5 billion or greater. If the Fund is not primarily invested in large companies due to, among other things, changes in the market capitalizations of those companies in the Fund's portfolio, the Fund will limit new investments to large companies.

THE ADVISER'S PROCESSES -- PURCHASING PORTFOLIO SECURITIES The Adviser starts by using in-house research and other sources to identify a universe of superior companies across a range of industries. Superior companies are businesses that the Adviser believes have:

     o Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets

     o Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise

     o A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change

The Adviser then focuses on those companies that have the ability to grow at above average rates over several years, given the Adviser's belief that superior investment returns are better achieved by low portfolio turnover. Factors considered include:

     o    Product cycles, pricing flexibility and product or geographic mix

     o    Cash flow and financial strength to fund growth

     o Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation


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     [B]

BROWN ADVISORY

The Adviser then uses a range of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Adviser to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company's stock compared to its market price.

THE ADVISER'S PROCESSES -- SELLING PORTFOLIO SECURITIES The Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

     o It subsequently fails to meet the Adviser's initial investment criteria
     o A more attractively priced company is found or if funds are needed for other purposes
     o It becomes overvalued relative to the long-term expectation for the stock price

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest, without limitation, in cash prime quality cash equivalents such as prime commercial paper and other money market instruments. While investing for temporary defensive purposes, the Fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money on your investment in a Fund, or the Fund could under perform other investments. The value of a Fund's investments will fluctuate as the stock market fluctuates. An investment in a Fund is not by itself a complete or balanced investment program and there is no guarantee the Fund will achieve its investment objective. Nevertheless, investing in equity securities with different capitalizations may be important for investors seeking a diversified portfolio, particularly for long-term investors able to tolerate short-term fluctuations in the value of their investments.


                                                                               5
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                                                                       [B]

                                                                  BROWN ADVISORY

Because each Fund invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

ADDITIONAL RISKS OF BROWN ADVISORY SMALL-CAP GROWTH FUND Because investing in small companies can have more risk than investing in larger, more established companies, an investment in Brown Advisory Small-Cap Growth Fund may have the following additional risks:
     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of small company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in Brown Advisory Small-Cap Growth Fund may exhibit a higher degree of volatility than the general domestic securities market.

WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be appropriate for you if you:
     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o    Are willing to accept higher short-term risk


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     [B]

BROWN ADVISORY

A Fund may NOT be appropriate for you if you:
     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves


                                                                               7
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                                                                       [B]
PERFORMANCE INFORMATION
                                                                  BROWN ADVISORY

The following charts and tables illustrate the variability of a Fund's returns. The charts and the tables provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund class from year to year and how each Fund class' returns compare to a broad measure of market performance.

PERFORMANCE   INFORMATION   (BEFORE  AND  AFTER  TAXES)   REPRESENTS  ONLY  PAST
PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Shares of Brown Advisory Small-Cap Growth Fund issued and outstanding as of July 17, 2002 and shares of Brown Advisory Growth Equity Fund issued and outstanding as of February 11, 2003 were redesignated as Institutional Shares.

BROWN ADVISORY SMALL-CAP GROWTH FUND - INSTITUTIONAL SHARES

CALENDAR YEAR TOTAL RETURNS The following chart shows the returns for the Fund's Institutional shares for each calendar year that the Fund has been in operation.

[EDGAR Representation of Bar Chart:
2000 - -15.59%
2001 - -12.96%
2002 - -39.41%]

During the periods shown in the chart, the highest quarterly return was 34.96% (for the quarter ended December 31, 2001) and the lowest quarterly return was -35.46 % (for the quarter ended September 30, 2001).


AVERAGE ANNUAL TOTAL RETURN - INSTITUTIONAL SHARES The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes



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     [B]

BROWN ADVISORY

on distributions and sales of the Fund's Institutional Shares as of December 31, 2002 to the Russell 2000(R) Growth Index. Average annual total return information for A Shares and B Shares is not included since these classes have not operated for a full calendar year.

                                                                           1
INSTITUTIONAL SHARES                                                      YEAR                SINCE INCEPTION (1)

Return Before Taxes                                                     -39.41%                   -10.33%
Return After Taxes on Distributions                                     -39.41%                   -10.53%

Return After Taxes on Distributions and Sale of Fund Shares             -24.20%                    -7.90%
--------------------------------------------------------------- ------------------------- --------------------------
INDEX - RUSSELL 2000 GROWTH INDEX                                       -30.26%                   -11.88%


(1)  Institutional Shares commenced operations on June 28, 1999.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by stocks included in the index.



                                                                               9
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                                                                       [B]

                                                                  BROWN ADVISORY

BROWN ADVISORY GROWTH EQUITY FUND

CALENDAR YEAR TOTAL RETURNS - INSTITUTIONAL SHARES The following chart shows the annual total return for the Fund's Institutional Shares for each full calendar year that the Fund has operated.

[EDGAR Representation of Bar Chart:
2000 -  -9.53%
2001 -  -9.34%
2002 - -28.06%]

During the periods shown in the chart, the highest quarterly return was 17.92% (for the quarter ended December 31, 2001) and the lowest quarterly return was -18.64% (for the quarter ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN - INSTITUTIONAL SHARES The following table compares the average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sales of the Fund's Institutional Shares as of December 31, 2002 to the S&P 500 Index, the Fund's primary benchmark, and the Russell 1000 Growth Index. Average annual total return information for the Fund's A Shares is not included since this class has not been in operation for a full calendar year.


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
                                                                           1                        SINCE
                                                                          YEAR                   INCEPTION(1)
Return Before Taxes                                                     -28.06%                   -11.87%
Return After Taxes on Distributions                                     -28.24%                   -11.99%
Return After Taxes on Distributions
   and Sale of Fund Shares                                              -17.23%                    -9.22%
--------------------------------------------------------------- ------------------------- --------------------------
INDEX - S&P 500 INDEX                                                   -22.10%                    -9.89%
INDEX - RUSSELL 1000 GROWTH INDEX                                       -27.88%                   -15.34%

(1)  The Fund commenced operations on June 28, 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is the Fund's benchmark index and is a market index of common stocks. The S&P 500 Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.


The Russell 1000 Growth Index is an unmanaged index which measures performance of large company stocks with median market capitalization of approximately $3.5 billion. The Russell 1000 Growth Index is unmanaged and reflects reinvestments of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of expenses.



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                                                                       [B]
FEE TABLES
                                                                  BROWN ADVISORY

BROWN ADVISORY SMALL-CAP GROWTH FUND

The following tables describe the various fees and expenses that you will bear if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Adviser, are paid out of a Fund class' assets and are factored into the Fund class' share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR                                               INSTITUTIONAL          A              B
INVESTMENT)                                                                    SHARES           SHARES         SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
the offering price)                                                             None            5.50%(1)        None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a
percentage of the offering price)                                               None            None(2)        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                 None              None          None
Redemption Fee                                                                1.00%(3)            None          None
Exchange Fee                                                                  1.00%(3)            None          None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED                                                 INSTITUTIONAL          A              B
FROM FUND ASSETS)                                                              SHARES           SHARES         SHARES
Management Fees                                                                1.00%             1.00%         1.00%
Distribution (12b-1) Fees                                                       None             0.25%         0.75%
Other Expenses                                                                 0.20%             0.33%         1.28%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                                       1.20%(5)           1.58%         3.03%
Fee Waiver and Expense Reimbursement(6)                                        0.00%             0.08%         1.03%
NET EXPENSES(6)                                                                 N/A              1.50%         2.00%


(1)  No initial sales charge applies to purchases of $1 million or more.

(2) A contingent deferred sales charge of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within 2 years of purchase.

(3) The redemption or exchange of the Fund's Institutional Shares is subject to a redemption or exchange fee of 1.00% of the current net asset value of shares redeemed or exchanged. The redemption or exchange fee will


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BROWN ADVISORY

     not apply to redemptions or exchanges of shares purchased prior to January 9, 2003 or shares redeemed or exchanged after 180 days from the date of their purchase.
(4) Based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2003.
(5) The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceed 1.25% of the Fund's Institutional Shares' average daily net asset through May 31, 2004.
(6) The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Funds A Shares and B Shares exceed 1.50% and 2.00%, respectively, of that class' average daily net assets through May 31, 2004.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund class to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the applicable maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the applicable contingent deferred sales charge for B Shares). The example also assumes that your investment has a 5% annual return, that each Fund class' Total Annual Fund Operating Expenses and Net Expenses remain the same as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           INSTITUTIONAL          A              B
                               SHARES           SHARES         SHARES
1 YEAR                          $122             $694           $703
3 YEARS                         $380           $1,014         $1,140
5 YEARS                         $658           $1,357         $1,702
10 YEARS                      $1,452           $2,320         $2,769


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                                                                       [B]

                                                                  BROWN ADVISORY

You would pay the following expenses assuming you do NOT redeem your shares at the end of the periods shown.

                           INSTITUTIONAL          A              B
                               SHARES           SHARES         SHARES
1 YEAR                          $122              $694           $203
3 YEARS                         $380            $1,014           $840
5 YEARS                         $658            $1,357         $1,502
10 YEARS                      $1,452            $2,320         $2,769

BROWN ADVISORY GROWTH EQUITY FUND

The following tables describe the various fees and expenses that you will bear if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund class. Operating expenses, which include fees of the Adviser, are paid out of a Fund class' assets and are factored into the Fund's share price rather than charged directly to shareholder accounts. There is no charge to purchase or redeem Fund shares.

SHAREHOLDER FEES                                     INSTITUTIONAL        A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               SHARES          SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)        None          5.50%(1)
Maximum Deferred Sales Charge (Load)
Imposed on Redemptions (as a percentage of
the sale price)                                          None          None(2)
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                 None            None
Redemption Fee                                         1.00%(3)          None
Exchange Fee                                           1.00%(3)          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         0.75%           0.75%
Distribution (12b-1) Fees                                None           0.25%
Other Expenses                                          0.51%           1.06%
TOTAL ANNUAL FUND OPERATING EXPENSES(4)                 1.26%           2.06%
Fee Waiver and Expense Reimbursement(5)                 0.26%           0.81%
NET EXPENSES(5)                                         1.00%           1.25%


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(1)  No initial sales charge applies to purchases of $1 million or more.

(2) A contingent deferred sales charge of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within 2 years of purchase.

(3) The redemption or exchange of Fund shares will be subject to a redemption or exchange fee of 1.00% of the current net asset value of shares redeemed or exchanged. The redemption or exchange fee, however, will not apply to redemptions or exchanges of shares purchased prior to January 9, 2003 or shares redeemed or exchanged after 180 days from the date of purchase.
(4)  Based on amounts for the fiscal year ended May 31, 2003.
(5) The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to the extent that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of the Fund's Institutional and A Shares exceed 1.00% and 1.25%, respectively, of that class' average daily net assets through May 31, 2004.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the applicable maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that each Fund class' Total Annual Fund Operating Expenses and Net Expenses remain the same as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     INSTITUTIONAL                   A
                                        SHARES                     SHARES
1 YEAR                                   $102                        $670
3 YEARS                                  $374                      $1,087
5 YEARS                                  $666                      $1,529
10 YEARS                               $1,499                      $2,752

                                                                       [B]
MANAGEMENT
                                                                  BROWN ADVISORY


MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Each Fund's Adviser is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Adviser is a wholly owned subsidiary of Brown Investment Advisory & Trust Company, the investment adviser for each Fund prior to May 1, 2001. Brown Investment Advisory & Trust Company is a wholly owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. Prior to June 1998, the Adviser operated as a subsidiary of Bankers Trust Company under the name of Alex. Brown Capital Advisory & Trust Company. The Adviser and its affiliates have provided investment advice and management services to clients for over 8 years.


Subject to the general control of the Board, the Adviser makes investment decisions for each Fund. The Adviser receives an advisory fee of at an annual rate of 1.00% of the average daily net assets of Brown Advisory Small-Cap Growth Fund and 0.75% of the average daily net assets of Brown Advisory Growth Equity Fund. For the fiscal year ended May 31, 2002, the Adviser received its entire investment advisory fee with respect to Brown Advisory Small-Cap Growth Fund and waived its entire investment advisory fee with respect Brown Advisory Growth Equity Fund.

As of December 31, 2002, the Adviser had approximately $3.7 billion of assets under management.

     [B]

BROWN ADVISORY

A committee of investment professionals makes all investment decisions for each Fund and no other person is primarily responsible for making recommendations to that committee.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC and its affiliates (collectively "Forum") provide services to each Fund. As of December 31, 2002, Forum provided services to investment companies and collective investment funds with assets of approximately $116 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is each Fund's transfer agent and Forum Trust, LLC is each Fund's custodian.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of each Fund class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of each Fund class. Any waiver or expense reimbursement increases a Fund class' performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                       [B]

                                                                  BROWN ADVISORY


The Adviser has contractually agreed to waive its fee and/or or reimburse fund expenses in order to limit total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Brown Advisory Small-Cap Growth Fund's Institutional Shares, A Shares and B Shares to 1.25%, 1.50% and 2.00%, respectively, of that class' average daily net assets through May 31, 2004. The Adviser has also contractually agreed to waive its fee and/or reimburse fund expenses in order to limit total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Brown Advisory Growth Equity Fund's Institutional Shares and A Shares to 1.00% and 1.25%, respectively, of that class' average daily net assets through May 31, 2004.

     [B]
                                                                    YOUR ACCOUNT
BROWN ADVISORY

GENERAL INFORMATION

You may purchase, sell (redeem) or exchange shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, each Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase, sell (redeem) or exchange shares of each Fund class at the net asset value ("NAV") of a share of that class next calculated plus any applicable sales charge (minus any applicable sales charge, redemption or exchange fee in the case of a redemption or exchange) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 20 through 33). For instance, if the Transfer Agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m. Eastern Time, your transaction will be priced at the next business day's NAV of the applicable Fund class plus any applicable sales charge (minus any applicable sales charge, redemption or exchange fee in the case of a redemption or exchange). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Neither Fund issues share certificates.

If you purchase shares directly from either Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of that class' total


[Margin callout: HOW TO CONTACT THE FUNDS

WRITE TO US AT:
     Brown Advisory Funds
     P.O. Box 446
     Portland, ME 04112

OVERNIGHT ADDRESS:
     Brown Advisory Funds
     Two Portland Square
     Portland, Maine 04101

TELEPHONE US AT:
     (800) 540-6807 (toll free) or
     (207) 879-0001

WIRE INVESTMENTS
(OR ACH PAYMENTS) TO:
     Deutsche Bank Trust
     Company Americas
     New York, New York
     ABA #021001033

FOR CREDIT TO:
     Forum Shareholder
     Services, LLC
     Account # 01-465-547
     Re: (Name of Your Fund
     and Class)
     (Your Name)
     (Your Account Number)]

                                                                       [B]

                                                                  BROWN ADVISORY

assets, subtracting the class' liabilities and then dividing the result (net assets) by the number of outstanding shares of the class. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, each Fund values securities at fair value pursuant to procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. Neither Fund accepts purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). Neither Fund accepts purchases made by credit card check.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds". For all other accounts, the check must be made payable on its face to "Brown Advisory Funds."

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

     [B]

BROWN ADVISORY

MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

BROWN ADVISORY SMALL-CAP GROWTH FUND

                                                    MINIMUM            MINIMUM
                                                    INITIAL           ADDITIONAL
                                                   INVESTMENT         INVESTMENT
INSTITUTIONAL SHARES
     Standard Accounts                               $5,000              $100
     Traditional and Roth IRA Accounts               $2,000              $100
     Accounts with Systematic Investment Plans       $2,000              $100

A SHARES AND B SHARES

     Standard Accounts                               $2,000              $100
     Traditional and Roth IRA Accounts               $1,000                $0
     Accounts with Systematic Investment Plans         $250              $100
     Qualified Retirement Plans                          $0                $0

BROWN ADVISORY GROWTH EQUITY FUND

                                                    MINIMUM            MINIMUM
                                                    INITIAL           ADDITIONAL
                                                   INVESTMENT         INVESTMENT

INSTITUTIONAL SHARES
     Standard Accounts                               $5,000              $100
     Traditional and Roth IRA Accounts               $2,000              $100
     Accounts with Systematic Investment Plans       $2,000              $100
A SHARES
     Standard Accounts                               $2,000              $100
     Traditional and Roth IRA Accounts               $1,000                $0
     Accounts with Systematic Investment Plans         $250              $100
     Qualified Retirement Plans                          $0                $0

                                                                       [B]

                                                                  BROWN ADVISORY

ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                                                   REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP                                  o  Instructions must be signed by
AND JOINT ACCOUNTS                                                  all persons required to sign
Individual accounts are owned by                                    exactly as their names appear on
one person, as are sole                                             the account
proprietorship accounts. Joint
accounts can have two or more
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                       o   Depending on state laws, you
These custodial accounts provide a                                   can set up a custodial account
way to give money to a child and                                     under the UGMA or the
obtain tax benefits                                                  UTMA
                                                                 o   The custodian must sign
                                                                     instructions in a manner
                                                                     indicating custodial capacity

BUSINESS ENTITIES                                                o   Submit secretary's (or similar)
                                                                     certificate covering incumbency
                                                                     and authority

TRUSTS                                                           o   The trust must be established
                                                                     before an account can be
                                                                     opened
                                                                 o   Provide first and signature pages
                                                                     from the trust document
                                                                     identifying the trustees


22


     [B]

BROWN ADVISORY

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o  Call or write us for an account application                   o  Fill out an investment slip from a confirmation or
o  Complete the application (and other required                     write us a letter
   documents)                                                    o  Write your account number on your check
o  Mail us your application (and other required                  o  Mail us the slip (or your letter) and the check
   documents) and a check

BY WIRE                                                          BY WIRE
o  Call or write us for an account application                   o  Call to notify us of your incoming wire
o  Complete the application                                      o  Instruct your financial institution to wire your
o  Call us to fax the completed application (and other              money to us
   required documents) and we will assign you an account
   number
o  Mail us your application (and other required
   documents)
o  Instruct your financial institution to wire your
   money to us

BY ACH PAYMENT                                                   BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                   o  Complete the systematic investment section of the
o  Complete the application (and other required                     application
   documents)                                                    o  Attach a voided check to your application
o  Call us to fax the completed application  (and other          o  Mail us the completed application and voided check
   required documents) and we will assign you an account         o  We will electronically debit your purchase proceeds
   number                                                           from your selected financial institution
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase proceeds
   from your selected financial institution

                                                                       [B]

                                                                  BROWN ADVISORY

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (including two or more substantial redemptions or exchanges out of a Fund followed by substantial repurchases into the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


Each Fund class processes redemption orders promptly. Under normal circumstances, your Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

     [B]

BROWN ADVISORY

                      HOW TO SELL SHARES FROM YOUR ACCOUNT

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name and class
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

                                                                       [B]

                                                                  BROWN ADVISORY

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o  Written requests to redeem $100,000 or more
     o  Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

REDEMPTION FEE The sale of each Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed. The redemption fee will not apply to redemptions of shares purchased prior to January 9, 2003 or shares redeemed after 180 days from the date of

     [B]

BROWN ADVISORY

purchase. The fee is charged for the benefit of remaining shareholders and will be paid to the applicable Fund's Institutional Shares to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out
(FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $1,000 for Institutional Shares ($500 for IRAs) or $500 for A Shares or B Shares (excluding IRAs), the Fund may ask you to increase your balance. If your account value is still below $1,000 for Institutional Shares ($500 for IRAs) or $500 for A Shares or B Shares (excluding IRAs) after 60 days, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. The Brown Advisory Small-Cap Fund will not assess the applicable CDSC charge on B Shares involuntarily redeemed due to low account balances.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

                                                                       [B]

                                                                  BROWN ADVISORY

CHOOSING A SHARE CLASS

This Prospectus offers Institutional Shares, A Shares and B Shares of Brown Advisory Small-Cap Growth Fund and Institutional Shares and A Shares of Brown
Advisory Growth Equity Fund. The following is a summary of the differences between the various Fund classes:


--------------------------- ---------------------------- ---------------------------
   INSTITUTIONAL SHARES               A SHARES                     B SHARES
--------------------------- ---------------------------- ---------------------------
o  Designed for             o  Designed for retail       o  Designed for retail
   institutional               investors                    investors
   investors
                            o  Initial sales charge of   o  Deferred sales charge
o  No initial or               5.50% or less. No            of 5.00% on shares
   deferred sales              initial sales charge         sold within one year of
   charges                     applies to purchases         purchase, declining to
                               of $1 million or             1.00% for shares sold
o  Redemption fee of           more                         within six years of
   1.00%. The                                               purchase. No deferred
   redemption fee does      o  Deferred sales charge        sales charge is assessed
   not apply to shares         of 1.00% on purchases        on shares sold
   purchased prior to          of $1 million or more        thereafter
   January 9, 2003 or          liquidated in whole or
   to shares redeemed          in part within 2 years    o  Converts to A Shares
   after 180 days from                                      after seven years from
   the date of              o  Higher expense ratio         the end of the calendar
   purchase                    than Institutional           month of your purchase
                               Shares due to Rule
o  Lower expense ratio         12b-1 fees                o  Higher expense ratio
   than A Shares due        o  Lower expense ratio          than A Shares due to
   to no Rule 12b-1            than B Shares due to         higher Rule 12b-1
   distribution fees           lower Rule 12b-1             distribution and
                               distribution fees and no     shareholder service
o  Lower expense ratio         shareholder service          fees (relevant to
   than B Shares due           fees (relevant to            investments in Brown
   to no Rule 12b-1            investments in Brown         Advisory Small-Cap
   distribution or             Advisory Small-Cap           Fund only)
   shareholder service         Fund only)
   fees (relevant to
   investments in
   Brown Advisory
   Small-Cap Fund
   only)
--------------------------- ---------------------------- ---------------------------


Sales charges and fees vary considerably between a Fund's classes. You should carefully consider the differences in the fee and sales charge structures of the classes as well as the length of time you wish to invest in

     [B]

BROWN ADVISORY

the Fund before choosing which class to purchase. Please review the Fee Tables and Sales Charge Schedules applicable to each class before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

SALES CHARGE SCHEDULE An initial sales charge is assessed on purchases of each Fund's A Shares as follows:

                               SALES CHARGE (LOAD) AS % OF:
                              PUBLIC                NET ASSET
AMOUNT OF PURCHASE        OFFERING PRICE            VALUE(1)      REALLOWANCE %
$0 to $49,999                 5.50%                   5.82%           5.00%
$50,000 to $99,999            4.50%                   4.71%           4.00%
$100,000 to $249,999          3.50%                   3.68%           3.00%
$250,000 to $499,999          2.50%                   2.56%           2.25%
$500,000 to $999,999          2.00%                   2.04%           1.75%
$1,000,000 and up(2)          0.00%                   0.00%           0.00%

(1)  Rounded to the nearest one-hundredth percent.

(2) No initial sales charge applies on purchases of $1 million or more. A contingent deferred sales charge of 1% will be charged on purchases of $1 million or more that are liquidated in whole or in part within twenty-four months of purchase.

The offering price for each Fund's A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of a Fund's A Shares under rights of accumulation or a

                                                                       [B]

                                                                  BROWN ADVISORY

letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. Please see the SAI for further information.


CONTINGENT DEFERRED SALES CHARGE SCHEDULE - A SHARES AND B SHARES A CDSC of 1.00% is assessed on redemptions of each Fund's A Shares that were part of a purchases of $1 million or more and are redeemed within 2 years of purchase. A CDSC is assessed on redemptions of B Shares of Brown Advisory Small-Cap Growth Fund as follows:


REDEEMED         1      2      3      4      5      6      7      AFTER
WITHIN          YEAR  YEARS  YEARS  YEARS  YEARS  YEARS  YEARS   7 YEARS
CDSC-B Shares    5%     4%     3%     3%     2%     1%     0%    A Shares

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, each Fund class will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. Each Fund class will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays a sales commission of 1.00% of the offering price of each Fund's A Shares to brokers that initiate and are responsible for purchases of $1 million or more. The distributor pays a sales commission of 4% of the offering price of B Shares of Brown Advisory Small-Cap Growth Fund to brokers that initiate and are responsible for purchases of B Shares.

ELIMINATION OF CDSC Certain persons may be eligible to redeem B Shares of Brown Advisory Small-Cap Growth Fund without paying a CDSC. Please see the SAI for further information.


CONVERSION OF B SHARES TO A SHARES OF BROWN ADVISORY SMALL-CAP GROWTH FUND The Fund's B Shares will automatically convert to A Shares after 7 years from the end of the calendar month in which the Fund accepted your purchase. You will not be assessed a sales charge or any other fee in connection with the conversion of your B Shares into A Shares. You will receive A Shares equal in amount to the value of the B Shares that are converted. For purposes of the conversion, the Fund will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in an account (other than those in the sub-account) convert, a corresponding pro-rata portion of



30
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     [B]

BROWN ADVISORY



the shares in the sub-account will also convert. A Shares have lower gross operating expenses due to a lower Rule 12b-1 fee and no shareholder service fees. The Fund may suspend the conversion feature in the future.


RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which each Fund's A Shares pays the distributor 0.25% of the average daily net assets of that class and under which B Shares of Brown Advisory Small-Cap Growth Fund pays the distributor 0.75% of the average daily net assets of that class for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Plan under which the Fund pays the administrator 0.25% of the average daily net assets of B Shares for the servicing of shareholder accounts. Because each Fund's A Shares and B Shares of Brown Advisory Small-Cap Growth Fund pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to each Fund's A Shares and B Shares of Brown Advisory Small-Cap Growth Fund.

EXCHANGE PRIVILEGES

You may exchange Institutional Shares of each Fund for Institutional Shares of any other Trust series managed by the Adviser.

You may exchange A and B Shares of Brown Advisory Small-Cap Growth Fund for A Shares of any other Trust series managed by the Adviser except Brown Advisory Maryland Bond Fund and Brown Advisory Growth Equity Fund. You may exchange your A and B Shares of Brown Advisory Small-Cap Growth Fund for Institutional Shares of Brown Advisory Maryland Bond Fund and Brown Advisory Growth Equity Fund through April 15, 2003 and thereafter, for only A Shares of each fund. You may exchange A Shares of Brown Advisory Growth Equity Fund for A Shares of any other Trust series managed by the Adviser.


You may also exchange Institutional Shares of Brown Advisory Small-Cap Growth Fund for Institutional Shares of any money market series of the Trust through April 15, 2003. Thereafter, you may exchange Institutional Shares of Brown Advisory Small-Cap Growth Fund for Investor Shares of any money market series of the Trust. You may exchange Institutional



                                                                              31
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                                                                       [B]

                                                                  BROWN ADVISORY

Shares of Brown Advisory Growth Equity Fund for Investor Shares of any money market series of the Trust.

Be sure to confirm with the Transfer Agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, the exchange of Institutional Shares of each Fund is subject to an exchange fee of 1.00% of the NAV of shares exchanged. The exchange fee does not apply to the exchange of a Fund's Institutional Shares purchased prior to January 9, 2003 or shares exchanged after 180 days of purchase. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund's Institutional shares to help offset transaction costs. To calculate exchange fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number).

There is currently no limit on exchanges but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.


32
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     [B]

BROWN ADVISORY

                                 HOW TO EXCHANGE

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund and class you are exchanging
   o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee if required
o  Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                                                       [B]
OTHER INFORMATION
                                                                  BROWN ADVISORY

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Generally, a Fund's distribution will consist primarily of long-term capital gain. Distributions may also be subject to certain state and local taxes.

If you buy shares of the Fund just before a Fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. The sale or exchange of Fund shares is a taxable transaction for income tax purposes.

Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


34
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     [B]

BROWN ADVISORY

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

                                                                       [B]
FINANCIAL HIGHLIGHTS
                                                                  BROWN ADVISORY

The following tables are intended to help you understand the financial performance of each Fund. Total return in the tables represent the rate an investor would have earned (or lost) on an investment in each Fund (assuming the reinvestment of all distributions). This information, except for the data underlying the period ended November 30, 2002, has been audited by Deloitte & Touche, LLP. Data regarding the Fund's A Shares is not included as that share class had not commenced operations as of the date of this Prospectus. Each Fund's financial statements and the auditor's report are included in the Funds' Annual Report dated May 31,2002, which is available upon request, without charge.


36
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     [B]

BROWN ADVISORY

BROWN ADVISORY SMALL-CAP GROWTH FUND -
INSTITUTIONAL SHARES

                                            PERIOD ENDED                  YEAR/PERIOD ENDED MAY 31,
                                            NOVEMBER 30,
INSTITUTIONAL SHARES(1)                       2002(4)            2002              2001              2000
SELECTED DATA FOR A
SINGLE SHARE


Beginning Net Asset
  Value                                        $8.26             $11.67            $13.82            $10.00
                                               -----             ------            ------            ------
Income from Investment
     Operations:
     Net Investment Loss                       (0.04)            (0.10)            (0.10)            (0.10)
     Net Realized and
       Unrealized Gain
       (Loss)                                  (0.89)            (3.31)            (1.56)             3.92
                                               ------            ------            ------             ----
Total from Investment
  Operations                                   (0.93)            (3.41)            (1.66)             3.82
                                               ------            ------            ------             ----
  Less Distributions:
     From Net Realized
     Gains                                         -                 -             (0.49)               -
                                               ------            ------            ------             ----
Total Distributions                                -                 -             (0.49)               -
                                               ------            ------            ------             ----
Ending Net Asset Value                         $ 7.33            $ 8.26            $11.67            $13.82
                                               ======            ======            ======            ======
OTHER INFORMATION


Ratios to Average Net Assets(2):
     Net Expenses                                1.25%(4)          1.24%             1.25%            1.25%
     Gross Expenses(3)                           1.27%(4)          1.24%             1.25%            1.35%
     Net Investment Loss                        (1.18)%(4)        (1.17)%           (0.95)%          (0.80)%
Total Return                                   (11.26)%          (29.22)%          (12.08)%          38.20%
Portfolio Turnover Rate                            15%               21%               25%              30%
Net Assets at End of Period (in thousands)   $104,924          $126,199          $107,656          $87,959

(1) The Fund commenced operations on June 28, 1999. Fund shares issued and outstanding on July 17, 2002 were redesignated Institutional Shares on July 17, 2002.

(2)  All ratios for period less than one year are annualized.
(3)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(4)  Unaudited.

                                                                       [B]

                                                                  BROWN ADVISORY

BROWN ADVISORY SMALL - CAP GROWTH FUND -
A SHARES AND B SHARES

                                                          PERIOD ENDED
                                                      NOVEMBER 30, 2002(4)

SELECTED DATA FOR A SINGLE SHARE                 A SHARES(5)       B SHARES(5)
Beginning Net Asset Value                          $11.18            $10.56
                                                   ------            ------
Income from Investment Operations:
     Net Investment Loss                           (0.03)            (0.04)
     Net Realized and Unrealized Gain               2.69              2.53
                                                    ----              ----
Total from Investment Operations                    2.66              2.49
                                                    ----              ----
       Less Distributions:
          From Net Realized Gains                     -                 -
                                                    ----              ----
Total Distributions                                   -                 -
                                                    ----              ----
Ending Net Asset Value                             $13.84            $13.05
                                                   ======            ======
OTHER INFORMATION
Ratios to Average Net Assets(1):
     Net Expenses                                   1.50%             2.00%
     Gross Expenses(2)                              1.79%             4.73%
     Net Investment Loss                           (1.45)%           (1.95)%
Total Return(3)                                    23.79%            23.58%
Portfolio Turnover Rate                               15%               15%
Net Assets at End of Period (in thousands)       $24,359            $1,427

(1)  All ratios for periods less than a year are annualized.
(2)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(3)  Total return is from inception to date.
(4)  Unaudited.
(5)  Commenced operations on September 20, 2002.


38
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     [B]

BROWN ADVISORY

BROWN ADVISORY GROWTH EQUITY FUND -
INSTITUTIONAL SHARES

                                           PERIOD ENDED                           YEAR/PERIOD ENDED MAY 31,
                                             NOVEMBER
INSTITUTIONAL SHARES(1)                     30, 2002(4)                  2002                 2001               2000
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                       $7.58                    $9.40               $10.85             $10.00
                                                -----                    -----               ------             ------
Income from Investment Operations:
     Net Investment Income                      $0.02                     0.04                0.02               0.01
     Net Realized and Unrealized Gain
    (Loss) on Investments                       (0.65)                   (1.82)              (1.46)              0.85
                                                ------                   ------              ------              ----
Total from Investment Operations                (0.63)                   (1.78)              (1.44)              0.86
                                                ------                   ------              ------              ----
Less Distributions:
     From Net Investment Income                 (0.02)                   (0.04)              (0.01)             (0.01)
                                                ------                   ------              ------             ------
Total Distributions                             (0.02)                   (0.04)              (0.01)             (0.01)
                                                ------                   ------              ------             ------
Ending Net Asset Value                          $6.93                    $7.58                $9.40             $10.85
                                                =====                    =====                =====             ======
OTHER INFORMATION
Ratios to Average Net Assets (2):
     Net Expenses                                0.53%                   0.47%                0.77%               1.00%
     Gross Expenses(3)                           1.29%                   1.22%                1.22%               1.55%
     Net Investment Income                       0.67%                   0.45%                0.22%               0.14%
Total Return                                    (8.27)%                (18.96)%             (13.29)%              8.59%
Portfolio Turnover Rate                            22%                     50%                  82%                 42%
Net Assets at End of
  Period (in thousands)                       $32,774                 $36,273              $38,022             $31,537


(1) Brown Advisory Growth Equity Fund commenced operations on June 28, 1999. Fund shares issued and outstanding on February 11, 2003 were redesignated Institutional Shares.
(2)  All ratios for periods less than a year are annualized.
(3) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(4)  Unaudited.

                                                                       [B]

                                                                  BROWN ADVISORY


NOTES

                                      [B]

                                 BROWN ADVISORY

                     BROWN ADVISORY SMALL-CAP GROWTH FUND

                              INSTITUTIONAL SHARES
                                 A AND B SHARES

                        BROWN ADVISORY GROWTH EQUITY FUND

                              INSTITUTIONAL SHARES
                                    A SHARES

FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS

Additional information about each Fund's investments is contained in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus and is legally a part of this Prospectus.

                               CONTACTING THE FUND

You can get a free copy of the annual/semi-annual reports and the SAI, request other information and discuss your questions about each Fund by contacting the Fund at:

                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                            800-540-6807 (toll free)
                                  207-879-0001

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You can get copies of this information, for a fee, by emailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023